Notes to the Consolidated Statements of Cash Flows	12 Months Ended
Dec. 31, 2025
Notes to the Consolidated Statements of Cash Flows [Abstract]
NOTES TO THE CONSOLIDATED STATEMENTS OF CASH FLOWS
32.	NOTES TO THE CONSOLIDATED STATEMENTS OF CASH FLOWS

a)	Major non-cash transactions

i.	During the year ended December 31, 2025, the Company granted 633,243 options (2024: Nil, 2023: Nil) under the Post-IPO option scheme to 33 grantees.

ii.

During the year ended December 31, 2025, the Company issued 48,439 RSUs under the 2021 RSU scheme to 34 grantees and 1,177,256 RSUs under the 2022 RSU scheme to 145 grantees. During the year ended December 31, 2024, the Company granted nil RSUs under 2021RSU and granted 777,006 RSUs under the 2022 RSU scheme to 59 grantees. During the year ended December 31, 2023, the Company granted nil RSUs under 2021RSU and granted 1,379,094 RSUs under the 2022 RSU scheme to 172 grantees.

iii.

During the year ended December 31, 2025, the Company issued 1,592,607 newly issued shares to employees including 176,278 newly issued shares to Dr. Zhai as settlement of bonus of RMB58,869 (US$8,418) (2024: RMB49,350, 2023: RMB55,468).

iv.

During the year ended December 31, 2025, the Group had non-cash additions to right-of-use assets and lease liabilities of RMB5,047 (US$722) (2024: RMB17,108,2023: RMB16,194), and non-cash disposals of RMB2,675 (US$382) and RMB3,360 (US$480) (2024: RMB1,067 and RMB1,152,2023:Nil and Nil), respectively, in respect of lease arrangements for buildings.

v.

As at December 31, 2025, 2024 and 2023, the Group had non-cash additions to intangible assets of nil, RMB1,403, and RMB805, respectively, and non-cash additions to property, plant and equipment of RMB 10,011(US$1,432), RMB9,424 and RMB26,823, respectively, included in other payables and accruals.

b)	Changes in liabilities arising from financing activities

	Accrued interest in other payables and accruals	Bank and other loans	Lease liabilities
	RMB	RMB	RMB

At January 1, 2023	383	1,775,505	17,222
Changes from financing cash flows	(91,027)	(2,591)	(10,766)
New leases	-	-	16,194
Interest expenses	91,690	-	1,321
Interest paid classified as financing cash flows	-	-	(1,321)
Effect of change in foreign exchange rates	-	-	31
At December 31, 2023	1,046	1,772,914	22,681

	Accrued interest in other payables and accruals	Bank and other loans	Lease liabilities
	RMB	RMB	RMB

At January 1, 2024	1,046	1,772,914	22,681
Changes from financing cash flows	(59,057)	(136,928)	(8,413)
New leases	-	-	17,108
Disposal	-	-	(1,152)
Interest expenses	59,276	2,279	1,498
Interest paid classified as financing cash flows	-	-	(1,498)
Effect of change in foreign exchange rates	-	-	8
At December 31, 2024	1,265	1,638,265	30,232

	Accrued interest in other payables and accruals	Bank and other loans	Lease liabilities
	RMB	RMB	RMB

At January 1, 2025	1,265	1,638,265	30,232
Changes from financing cash flows	(50,190)	316,980	(9,717)
New leases	-	-	5,047
Disposal	-	-	(3,360)
Interest expenses	49,534	2,278	1,118
Interest paid classified as financing cash flows	-	-	(1,118)
Effect of change in foreign exchange rates	-	-	(6)
At December 31, 2025	609	1,957,523	22,196
At December 31, 2025 in US$	87	279,922	3,174
c)	Total cash outflow for leases

The total cash outflow for leases included in the statements of cash flows is as follows:

	For the years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$

Within operating activities	181	238	329	47
Within financing activities	12,087	9,911	10,835	1,549
	12,268	10,149	11,164	1,596